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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number: _________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KAYNE ANDERSON CAPITAL ADVISORS, L.P.
              (FORMERLY NAMED KAIM NON-TRADITIONAL, L.P.)
Address:      1800 AVENUE OF THE STARS
              SECOND FLOOR
              LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard A. Kayne
Title:   President of the General Partner
Phone:   (310) 556-2721

Signature, Place, and Date of Signing:

   Richard A. Kayne        Los Angeles, California           11 May 2000

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                   (FORMERLY NAMED KAIM NON-TRADITIONAL, L.P.)
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total: $  113,596
                                        (thousands)


List of Other Included Managers:

NONE

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                      KAYNE ANDERSON CAPITAL ADVISORS, LP
                           FORM 13F INFORMATION TABLE

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

              COLUMN 1                       COLUMN 2         COLUMN 3       COLUMN 4                 COLUMN 5
------------------------------------   -------------------   -----------  --------------  ------------------------------
                                              TITLE                           VALUE        SHARES or              PUT/
           NAME OF ISSUER                    OF CLASS           CUSIP        (X 1000)       PRN AMT     SH/PRN    CALL
------------------------------------   -------------------   -----------  --------------  -----------   ------   -------
Big Dog Holdings                       COM                   089128102          1,046          232,500     SH
CVB Financial Corp                     COM                   126600105            290           20,531     SH
Cannondale Corp                        COM                   137798104          3,808          564,153     SH
Capital Automotive REIT                COM SH BEN INT        139733109            780           65,000     SH
Center Trust Inc.                      COM                   151845104             89           14,000     SH
Day Runner Inc                         COM                   239545106          2,399        1,300,983     SH
Financial Security Assurance H         COM                   31769P100          1,630           22,200     SH
Glacier Water Services                 COM                   376395109         17,443        1,073,446     SH
Grey Wolf Inc.                         COM                   397888108            158           40,000     SH
Kaneb Pipe Line Partners LP            SR PREF UNIT          484169107            401           16,000     SH
Meridian Resource Corp                 COM                   58977Q109          9,026        2,329,231     SH
Mexico Fund Inc                        COM                   592835102            615           35,000     SH
Navigators Group Inc                   COM                   638904102          2,470          242,439     SH
Nuevo Energy Co.                       COM                   670509108            215           10,000     SH
Plains All American Pipeline LP        UNIT LTD PARTN        726503105          9,673          590,700     SH
Plains Resources Incorporated          COM PAR $0.10         726540503         30,906        2,472,497     SH
Right Start Inc                        COM NEW               766574206         25,247        1,887,695     SH
Sports Club Co Inc                     COM                   84917P100            101           27,000     SH
TAM Restaurants Inc.                   COM                   874835101            473          420,582     SH
TC Pipelines LP Unit Com Ltd P         UT COM LTD PRT        87233q108            833           52,700     SH
Templeton Global Income Fund I         COM                   880198106            360           60,000     SH
Ugly Duckling Corp                     COM                   903512101             77           10,000     SH
Putnam Master Intermediate Inc         SH BEN INT            746909100            294           50,000     SH
Chesapeake Energy Corp 7% Cum          PFD CONV 7%           165167206            335            9,000     SH
Chevron Jun 95 Calls                   CALL                  166751907            250              500     SH
Glenborough Realty Trust 7.75%         PFD CV SER A          37803p204            223           15,000     SH
Prime Retail Inc - 8.50% Conv          PFD CONV SER B        741570303          4,454          556,800     SH



              COLUMN 1                           COLUMN 6      COLUMN 7               COLUMN 8
---------------------------------             -------------  -----------   ------------------------------
                                               INVESTMENT       OTHER             VOTING AUTHORITY
           NAME OF ISSUER                      DISCRETION      MANAGERS       SOLE       SHARED     NONE
----------------------------------            -------------   ----------   ----------  ---------  --------
Big Dog Holdings                                 SOLE                          232,500         -       -
CVB Financial Corp                               SOLE                           20,531         -       -
Cannondale Corp                                  SOLE                          564,153         -       -
Capital Automotive REIT                          SOLE                           65,000         -       -
Center Trust Inc.                                SOLE                           14,000         -       -
Day Runner Inc                                   SOLE                        1,288,583         -       -
Financial Security Assurance H                   SOLE                           21,100         -       -
Glacier Water Services                           SOLE                        1,067,546         -       -
Grey Wolf Inc.                                   SOLE                           40,000         -       -
Kaneb Pipe Line Partners LP                      SOLE                           16,000         -       -
Meridian Resource Corp                           SOLE                        2,291,031         -       -
Mexico Fund Inc                                  SOLE                           35,000         -       -
Navigators Group Inc                             SOLE                          242,439         -       -
Nuevo Energy Co.                                 SOLE                           10,000         -       -
Plains All American Pipeline LP                  SOLE                          576,175         -       -
Plains Resources Incorporated                    SOLE                        2,464,197         -       -
Right Start Inc                                  SOLE                        1,887,695         -       -
Sports Club Co Inc                               SOLE                           27,000         -       -
TAM Restaurants Inc.                             SOLE                          420,582         -       -
TC Pipelines LP Unit Com Ltd P                   SOLE                           52,700         -       -
Templeton Global Income Fund I                   SOLE                           60,000         -       -
Ugly Duckling Corp                               SOLE                           10,000         -       -
Putnam Master Intermediate Inc                   SOLE                           50,000         -       -
Chesapeake Energy Corp 7% Cum                    SOLE                            9,000         -       -
Chevron Jun 95 Calls                             SOLE                              500         -       -
Glenborough Realty Trust 7.75%                   SOLE                           15,000         -       -
Prime Retail Inc - 8.50% Conv                    SOLE                          543,400         -       -

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